Investments	12 Months Ended
Dec. 31, 2021
Investments
Investments

5.  Investments

Equity Method Investments

In December 2019, the Company sold all of its investment in Re.Ra.Ku (Hong Kong) Health Science and Technology Co., Limited, for ¥50,000 thousand, for a gain of ¥559 thousand. As of December 31, 2021, 2020 and 2019, the Company had zero ownership interest in equity method investments.

Investments at Cost

The carrying amount of non-marketable securities are recorded at cost as fair value is not readily determinable. The amount is ¥53,020 thousand and ¥500 thousand as of December 31, 2021 and 2020, respectively. The Company did not recognize any impairment for the year ended December 31, 2021. For the year ended December 31, 2020, impairment charges of ¥5,544 thousand and ¥5,000 thousand were recorded on the Matrix Industries, Inc. and other non-marketable securities, respectively. The Company did not recognize any impairment for the year ended December 31, 2019.

The breakdown of non-marketable securities as of December 31, 2021, 2020 and 2019 are as follows:

	Carrying amount
	Thousands of Yen			Ownership
	2021	2020		2021	2020
Matrix Industries, Inc.	¥52,520	¥	―	0.09%	0.09%
Other	500		500	―	―
Total	¥53,020		¥500

In February 3, 2021 the Company acquired a convertible note from Matrix Industries, Inc. for ¥52,520 thousand.